Interest and Other Income from Continuing Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Interest and Other Income from Continuing Operations [Abstract]
Refundable tax offset rate	43.50%
Annual aggregate turnover	$ 20,000,000
Other income	5,438,918	$ 4,019,285	$ 3,914,230
Miscellaneous income, dispute with catalent	1,975,056
Miscellaneous income, settlement of an insurance claim	$ 227,542